ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	As of December 31,
	2023	2024

	(HK$ in thousands)
Current:
Dividend payable (1)	—	2,151,038
Accrued payroll and welfare expenses	1,175,838	1,292,026
Tax payables	327,623	644,131
Payables to corporate clients in relation to Employee Stock Ownership Plan(“ESOP”) management services (2)	166,879	259,287
Accrued advertising and promotion fee	80,655	173,068
Stamp duty, trading levy and trading fee payables	31,209	128,027
Temporary payables in relation to fund distribution services	45,523	119,033
Accrued processing and servicing costs	34,977	72,185
Others	76,300	98,010
Total	1,939,004	4,936,805
Non-current:
Deferred tax liabilities (Note 25)	6,326	4,882
Others	5,857	3,179
Total	12,183	8,061
(1)	In November 2024, Futu announced a special cash dividend to holders of US$0.25 per ordinary share, or US$2 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on December 6, 2024, payable in U.S. dollars. The dividend has been paid on January 10, 2025.
(2)	Payables to corporate clients in relation to ESOP management services mainly consist of exercise payment of share options and related withholding tax. These payables are usually expected to be settled within one year.